State Street SPDR Portfolio SP 1500 Composite Stock Market ETF Annual Fund Operating Expenses - State Street SPDR Portfolio SP 1500 Composite Stock Market ETF - State Street SPDR Portfolio SP 1500 Composite Stock Market ETF
Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%